Leases - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease cost	$ 455	$ 910	$ 991
Variable lease cost	471	472	519
Total lease cost	$ 926	$ 1,382	$ 1,510